Shareholder Report, Holdings (Details) - Clockwise U.S. Core Equity ETF	Feb. 28, 2026
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
ProShares UltraPro Short S&P 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
ProShares UltraPro Short QQQ [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Financial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%